July 19, 2007

THE DREYFUS FAMILY OF FUNDS

Supplement to Current Prospectus

The following information supersedes and replaces any contrary information contained in the Prospectus under the caption “Management”:

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, The Dreyfus Corporation (“Dreyfus”), the fund’s investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation, a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

July 19, 2007

THE DREYFUS FAMILY OF FUNDS

Supplement to Current Statement of Additional Information

The following information supersedes and replaces any contrary information contained in the Statement of Additional Information:

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation (“BNY Mellon”). The Dreyfus Corporation (“Dreyfus”), the Fund’s investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of BNY Mellon. BNY Mellon is a global financial services company incorporated under Delaware law in 2007 and registered under the Federal Bank Holding Company Act of 1956, as amended. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services.

BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Fund. Dreyfus has informed management of the Fund that in making its investment decisions it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.